Overview - Schedule of Details of Subsidiaries (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
TEM SP Limited [Member]
Schedule of Details of Subsidiaries [Line Items]
Name of subsidiary	TEM SP Limited
Principal activities	Investment holding
Percentage of effective ownership held by the Company	100.00%	100.00%
TEM Electronics (M) Sdn Bhd [Member]
Schedule of Details of Subsidiaries [Line Items]
Name of subsidiary	TEM Electronics (M) Sdn Bhd
Principal activities	Manufacturing of connectors,
Percentage of effective ownership held by the Company	100.00%	100.00%